Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands		3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 31, 2021	Sep. 30, 2022 USD ($) Customer	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($) Customer	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) Customer	Sep. 30, 2021 USD ($) Customer	Dec. 31, 2022	Dec. 31, 2021 USD ($) segment Customer	Dec. 31, 2020 USD ($)
Accounts Receivable
Accounts receivable allowances								$ 0	$ (9)		$ 66	$ 36
Reserve for sales returns		$ 16						16			16	31
Inventory
Less reserve for obsolescence		0						0			0	8
Cash and cash equivalents
Cash equivalents		6,000						6,000			$ 12,793	639
Property, Plant and Equipment
Property, plant and equipment, estimated useful lives											four years
Depreciation								7	6		$ 8	8
Reverse Stock Split
Stockholders equity reverse stock split conversion ratio	1-for-4 reverse stock split
Tangible Asset Impairment Charges
Tangible asset impairment charges											0
Sales and Marketing Expenses
Advertising and other promotional costs											$ 660	688
Segment Reporting
Number of operating segments | segment											1
Income Taxes
Unrecognized tax benefits, Income tax penalties and interest expense											$ 0	0
Revenue Recognition
Contract liability related to deferred revenues		0						0			3
Contract liability related to deferred revenues											3	2
Deferred revenue for unrecognized extended warranties											12	14
Net loss		(2,584)	$ (3,018)	$ (2,240)	$ (2,320)	$ (1,094)	$ (1,356)	(7,842)	(4,770)		(8,494)	(3,639)
Cash and cash equivalents		6,328						6,328			12,975	1,044
Accumulated deficit		(27,388)						(27,388)			$ (19,546)	$ (11,052)
Working capital		5,600						$ 5,600
Product warranty limited period								1 year
Assumed dividend yield								0.00%			0.00%	0.00%
Cash and cash equivalents balances exceeding FDIC insured limits		5,800						$ 5,800			$ 12,543	$ 107
Percentage of outsource of contract manufacturing								100.00%
Previously Reported [Member]
Accounts Receivable
Accounts receivable allowances											82	5
Shipping and Handling [Member]
Revenue Recognition
Shipping and handling fees paid by customers		0			1			$ 3	3		$ 5	$ 6
Shipping costs for delivery of product to customers		$ 16			$ 15			$ 81	$ 57
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer one
Revenue Recognition
Concentration risk (as a percent)								69.00%			40.00%	100.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer one | Previously Reported [Member]
Revenue Recognition
Concentration risk (as a percent)											54.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer two
Revenue Recognition
Number of reseller customer | Customer		2						2			2
Concentration risk (as a percent)								15.00%			28.00%
Accounts Receivable [Member] | Credit Concentration Risk [Member] | Customer two | Previously Reported [Member]
Revenue Recognition
Concentration risk (as a percent)											39.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Customer one
Revenue Recognition
Number of reseller customers | Customer		1						1
Concentration risk (as a percent)		22.00%			28.00%			17.00%	16.00%		22.00%	23.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Customer Concentration Risk [Member] | Customer two
Revenue Recognition
Number of reseller customers | Customer					2				2
Concentration risk (as a percent)					15.00%				11.00%		12.00%	15.00%
Revenue from Contract with Customer, Product and Service Benchmark [Member] | Geographic Concentration Risk [Member] | Major Customer | Scenario Forecast
Revenue Recognition
Concentration risk (as a percent)										80.00%